REVENUES BY PRODUCT (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule revenues by product

	December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Sale of sugar	154,757	116,443	86,599
Sale of rice	34,200	26,440	18,680
Sale of oils and fats products	17,568	47,623	26,642
Sale of others	192	218	448
	206,717	190,724	132,369

Schedule of information by product type

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	86,599	18,680	26,642	448	132,369
Gross Profit	1,209	98	969	49	2,325

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	116,443	26,440	47,623	218	190,724
Gross Profit	3,333	1,115	2,558	23	7,029

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	154,757	34,200	17,568	192	206,717
Gross Profit	9,686	2,100	1,079	12	12,877

Schedule of information by geographic region

	For the year ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Africa	56,863	80,637	68,448
China	16,629	17,731	11,957
Indonesia	79,645	22,502	12,672
Vietnam	28,663	9,109	6,999
Philippines	3,237	19,372	2,850
Thailand	1,980	13,119	12,989
Singapore	8,808	18,889	10,105
Other countries	10,892	9,365	6,349
Total	206,717	190,724	132,369

Schedule of revenue by timing

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	86,599	18,680	26,642	448	132,369

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	116,443	26,440	47,623	218	190,724

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	154,757	34,200	17,568	192	206,717